Our people - Staffing Costs (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Classes of employee benefits expense [abstract]
Wages and salaries	£ 5,832.3	£ 5,395.6	£ 4,578.4
Cash-based incentive plans	219.2	260.2	231.8
Share-based incentive plans (note 22)	105.0	106.5	99.0
Social security costs	720.3	658.1	578.4
Pension costs (note 23)	192.0	178.1	160.0
Severance	39.5	34.5	24.0
Other staff costs	1,210.7	1,151.9	981.0
Staffing costs	£ 8,319.0	£ 7,784.9	£ 6,652.6